SEGMENTED INFORMATION (Schedule of Revenues, Short-Term, Long-Term Assets and Net-Income for Reportable Segment) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Current assets	$ 1,108,280	$ 497,029
Property and equipment	8,221,477	2,866,696
Other non-current assets	3,252,083	1,937,319
Total assets	12,581,840	5,301,044
Revenues:
Tower rental revenue	652,028	183,761
Service revenue	904,714	16,737
Service revenue (inter-segment)
Total revenues	1,556,742	200,498	$ 19,403
Net income (loss)	(8,687,707)	(9,863,677)	$ (292,004)	$ (301,183)
Argentina [Member]
Disclosure of operating segments [line items]
Current assets	84,539	111,773
Property and equipment	6,801,551	2,503,342
Other non-current assets	67,142	21,948
Total assets	6,953,232	2,637,063
Revenues:
Tower rental revenue	490,202	65,061
Service revenue
Service revenue (inter-segment)	(249,580)
Total revenues	240,622	65,061
Net income (loss)	458,157	(800,363)
Colombia [Member]
Disclosure of operating segments [line items]
Current assets	227,898	108,653
Property and equipment	194,932	341,371
Other non-current assets		14,435
Total assets	422,830	464,459
Revenues:
Tower rental revenue	161,826	118,700
Service revenue
Service revenue (inter-segment)	249,580
Total revenues	411,406	118,700
Net income (loss)	(201,313)	(308,499)
Mexico [Member]
Disclosure of operating segments [line items]
Current assets	376,301
Property and equipment	1,069,171
Other non-current assets
Total assets	1,445,472
Revenues:
Tower rental revenue
Service revenue
Service revenue (inter-segment)
Total revenues
Net income (loss)	(386,363)
United States of America [Member]
Disclosure of operating segments [line items]
Current assets	140,919	5,339
Property and equipment	155,823
Other non-current assets		35
Total assets	296,742	5,374
Revenues:
Tower rental revenue
Service revenue	904,714	16,737
Service revenue (inter-segment)
Total revenues	904,714	16,737
Net income (loss)	149,812	(390,706)
Corporate [Member]
Disclosure of operating segments [line items]
Current assets	278,623	271,264
Property and equipment		21,983
Other non-current assets	3,184,941	1,900,901
Total assets	3,463,564	2,194,148
Revenues:
Tower rental revenue
Service revenue
Service revenue (inter-segment)
Total revenues
Net income (loss)	$ (8,708,000)	$ (8,364,109)